CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares
Long-term borrowings (including Long-term borrowings of the consolidated variable interest entities "VIEs") without recourse to the primary beneficiary of nil and RMB 1,546 as of December 31, 2021 and 2022, respectively) | ¥			¥ 1,546
Treasury stock, common, shares	14,907,047	14,907,047	14,907,047
Operating Lease, Liability, Noncurrent	¥ 7,870	$ 1,085	¥ 7,494
Other Liabilities, Noncurrent	225	$ 31	492
Consolidated VIEs primary beneficiary
Long-term borrowings (including Long-term borrowings of the consolidated variable interest entities "VIEs") without recourse to the primary beneficiary of nil and RMB 1,546 as of December 31, 2021 and 2022, respectively) | ¥	0		1,546
Operating Lease, Liability, Noncurrent | ¥	¥ 333		¥ 605
Class A ordinary shares
Common stock, par value per share (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized	800,000,000	800,000,000	800,000,000
Common stock, shares issued	339,475,403	339,475,403	339,475,403
Common stock, shares outstanding	331,134,949	331,134,949	327,422,449
Class B ordinary shares
Common stock, par value per share (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized	60,000,000	60,000,000	60,000,000
Common stock, shares issued	55,260,580	55,260,580	55,260,580
Common stock, shares outstanding	55,260,580	55,260,580	55,260,580